Intangible Assets, Net (Details) - Schedule of acquired intangible assets	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ 11,113,000
Accumulated amortization	(192,423)
Preliminary Average Fair Value, Total	10,920,577
Licenses and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ 865,000
Average Estimated Life, Years	9
Patent products [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ 10,277,000
Patent products [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life, Years	3.3
Patent products [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life, Years	15.4
Customer/distribution list [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ (29,000)
Average Estimated Life, Years	12.5